TAXATION - Impact of subsidiaries' preferential tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Effective EIT rate (as a percent)	26.00%	(57.00%)	(29.00%)
Subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective EIT rate (as a percent)	12.00%	38.00%	(10.00%)
Ctrip Computer Technology
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(2.70%)	31.90%	15.40%
Ctrip Travel Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	0.20%	(4.10%)	(0.70%)
Ctrip Travel Network
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(2.70%)	16.00%	14.10%
Chengdu Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.80%)	7.30%	6.80%
Beijing Hujinxinrong Technology Co Ltd
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(2.20%)	14.30%	(2.00%)
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	0.00%
Statutory CIT rate alternate case in Cayman (as a percent)	19.00%
Effective EIT rate (as a percent)	19.60%	(38.80%)	(44.60%)
Qunar and subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.20%)	6.60%	(2.50%)
Other subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective EIT rate (as a percent)	0.80%	4.80%	3.50%